Restatement of Previously Issued Consolidated Financial Statements (Details) - Schedule of consolidated statement of cash flows $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
As Reported [Member]
Cash flows from operating activities:
Net Loss	$ (142,191)
Provision for contract losses, net	5,180
Adjustment [Member]
Cash flows from operating activities:
Net Loss	4,783
Provision for contract losses, net	(4,783)
As Restated [Member]
Cash flows from operating activities:
Net Loss	(137,408)
Provision for contract losses, net	$ 397